Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Intangible Assets [Line Items]
Net balance, as of beginning	¥ 201	$ 28
Additions
Amortization expense	(69)	(10)
Net balance, as of ending	132	$ 18
Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Net balance, as of beginning	201
Additions
Amortization expense	(69)
Net balance, as of ending	¥ 132